Class A C Inst Inv R R6 Shares [Member] Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Managed Futures Strategy Fund	Dec. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 662
Expense Example, with Redemption, 3 Years	1,030
Expense Example, with Redemption, 5 Years	1,423
Expense Example, with Redemption, 10 Years	2,519
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	737
Expense Example, with Redemption, 5 Years	1,306
Expense Example, with Redemption, 10 Years	2,856
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	735
Expense Example, with Redemption, 10 Years	1,690
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	793
Expense Example, with Redemption, 10 Years	1,811
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,678
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,053
Expense Example, with Redemption, 10 Years	$ 2,348